Stock-Based Compensation Plan (Schedule of Stock-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Total stock-based compensation expenses	$ 7,078	$ 5,359	$ 13,814	$ 10,851
Cost of sales [Member]
Total stock-based compensation expenses	1,034	632	1,946	1,266
Research and development, net [Member]
Total stock-based compensation expenses	885	846	1,823	1,746
Selling, general and administrative [Member]
Total stock-based compensation expenses	$ 5,159	$ 3,881	$ 10,045	$ 7,839